Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 2 | Money Markets Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Columbia Variable Portfolio - Contrarian Core Fund Class 1 | Money Markets Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%